Income Taxes - Reconciliation of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net loss before taxes	$ (173,205)	$ (165,988)	$ (166,257)
U.K. statutory tax rate (percentage)	19.00%	19.00%	19.00%
Income tax benefit at U.K. statutory tax rate	$ (32,909)	$ (31,580)	$ (31,589)
Tax incentives / credits	(25,124)	(24,023)	(23,076)
Non-deductible expenses	3,071	302	797
Adjustments in respect of prior years	496	233	(1,088)
Operating losses	28,671	28,497	28,672
Tax on property, plant, equipment and intangibles	828	935	547
Other, net	583	1,727	1,552
Foreign rate differential	18	17	22
Total income tax benefit	(24,366)	(23,892)	(24,163)
Current income tax benefit	(24,154)	(23,782)	(22,819)
Deferred income tax benefit	$ (212)	$ (110)	$ (1,344)
Effective rate of income tax (percentage)	14.10%	14.40%	14.50%